Schedule of Promissory Notes Related Party (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Statutory Information
Promissory note - related party, current	$ 993,180	$ 968,216
Promissory note - related party, non-current	273,676	273,676
Promissory note	$ 1,266,856	$ 1,241,892